Accounts receivable	12 Months Ended
Dec. 31, 2022
Trade And Other Receivables [Abstract]
Accounts receivable
7.

Accounts receivable
2022 2021
Trade receivables $ 167,688 $ 271,015
GST/VAT

receivables
5,856 3,919
Other receivables 10,400 1,205
Total $ 183,944 $ 276,139
The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT)

receivables, is disclosed in note 27.